Equity - Preferred Shares Terms and Conditions (Parenthetical) (Detail) - $ / shares shares in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 16, 2020	Jul. 16, 2020	Jan. 16, 2020
Rate reset preferred shares series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares				20
Dividend rate				3.876%
Rate reset preferred shares series 7 [member]
Disclosure of classes of share capital [line items]
Number of shares			14
Dividend rate			3.201%
Rate reset preferred shares series 9 [member]
Disclosure of classes of share capital [line items]
Number of shares		8
Dividend rate		3.242%
Rate Reset Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Rate Reset Preferred Shares [member] | Floating Rate Preferred Shares [member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period	5 years
Floating Rate Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25